Vessels, Net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Vessels, Net

NOTE 5 – VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2019	$1,370,756	$(308,498)	$1,062,258
Additions/ (Depreciation)	110,416	(54,884)	55,532
Disposals	(5,233)	158	(5,075)
Vessels impairment loss	(161,199)	89,622	(71,577)
Balance December 31, 2020	$1,314,740	$(273,602)	$1,041,138
Additions/ (Depreciation)	957,166	(34,624)	922,542
Disposals	(33,979)	776	(33,203)
Balance June 30, 2021	$2,237,927	$(307,450)	$1,930,477

During the six month periods ended June 30, 2021 and 2020, the Company capitalized certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation and exhaust gas cleaning system installation, amounted to $4,865 and $1,519, respectively (see Note 13 – Transactions with related parties and affiliates).

Acquisition of Vessels

2021

On June 30, 2021, Navios Partners acquired the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt and the Navios Bonavis, a 2009-built Capesize vessel of 180,022 dwt, from its affiliate, Navios Holdings, for an aggregate purchase price of $58,000 (see Note 13 — Transactions with related parties and affiliates).

On May 10, 2021, Navios Partners acquired the Ete N, a 2012-built Containership of 2,782 TEU, the Fleur N, a 2012-built Containership of 2,782 TEU and the Spectrum N, a 2009-built Containership of 2,546 TEU from Navios Acquisition, for an aggregate purchase price of $55,500 (see Note 13 — Transactions with related parties and affiliates).

On June 4, 2021, Navios Partners acquired the Navios Koyo, a 2011-built Capesize vessel of 181,415 dwt, from its affiliate, Navios Holdings, for a purchase price of $28,500 (see Note 13 – Transactions with Related Parties).

Following the completion of the merger with Navios Containers on March 31, 2021, the 29-vessel fleet of Navios Containers was included in Navios Partners owned fleet (see Note 3 —Acquisition of Navios Containers).

On March 30, 2021, Navios Partners acquired the Navios Avior, a 2012 built Panamax vessel of 81,355 dwt, and the Navios Centaurus, a 2012 built Panamax vessel of 81,472 dwt, from its affiliate, Navios Holdings, for a purchase price of $39,250 (see Note 13 — Transactions with related parties and affiliates).

The acquisition of the vessels from Navios Holdings (except from the Navios Koyo) and Navios Acquisition was effected through the acquisition of all of the capital stock of the respective vessel-owning companies, which held the ownership and other contractual rights and obligations related to each of the acquired vessels. Management accounted for each acquisition as an asset acquisition under ASC 805.

2020

On September 30, 2020, Navios Partners acquired the Navios Gem, a 2014-built Capesize vessel of 181,336 dwt and the Navios Victory, a 2014-built Panamax vessel of 77,095 dwt, from its affiliate, Navios Holdings, for a purchase price of $51,000 (see Note 13 — Transactions with related parties and affiliates).

On June 29, 2020, Navios Partners acquired five drybulk vessels, three Panamax and two Ultra-Handymax, for a fair value of $56,050 in total, following the liquidation of Navios Europe II (see Note 13 — Transactions with related parties and affiliates).

Sale of Vessels

2021

On March 25, 2021, the Company sold the Joie N, a 2011-built Ultra-Handymax vessel of 56,557 dwt, to an unrelated third party, for a net sale price of $8,190.

On February 10, 2021, the Company sold the Castor N, a 2007-built Containership of 3,091 TEU to an unrelated third party for a net sale price of $8,869.

On January 28, 2021, the Company sold the Solar N a 2006-built Containership of 3,398 TEU to an unrelated third party for a net sale price of $11,074.

On January 13, 2021, the Company sold the Esperanza N, a 2008-built Containership of 2,007 TEU to an unrelated third party for a net sale price of $4,559.

Following the sale of the vessels during the period ended June 30, 2021, the aggregate amount of $511, was presented under the caption “Loss on sale of vessels” in the condensed Consolidated Statements of Operations.

2020

On December 10, 2020, Navios Partners sold the Navios Soleil to an unrelated third party for a net sale price of $8,183. Following the impairment loss of $9,980, recognized as of December 31, 2020, no loss on sale occurred upon the sale of the vessel.

Vessels impairment loss

2021

As of June 30, 2021, we concluded that events and circumstances did not trigger the existence of potential impairment of our vessels, mainly due to the market improvement. As a result, there was no impairment for the three and six month period ended June 30, 2021.

2020

As of June 30, 2020, we concluded that events and circumstances triggered the existence of potential impairment of our vessels. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on our future operations.

As a result, we performed step one of the impairment assessment of our vessels by comparing the undiscounted projected net operating cash flows for each vessel to its carrying value. As of June 30, 2020, our assessment concluded that step two of the impairment analysis was required for three containerships held and used, as the undiscounted projected net operating cash flows did not exceed the carrying value. As a result, we recorded an impairment loss of $6,800 for these vessels, being the difference between the fair value and the vessel’s carrying value together with the carrying value of deferred drydock and special survey costs related to the vessel presented under the caption “Vessels impairment loss” in the Condensed Consolidated Statements of Operations.